Reconciliation of profit before interest and taxation to headline PBIT - Summary of Reconciliation of Profit Before Interest and Taxation to Headline PBIT (Detail) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Disclosure of reconciliation of profit before interest and taxation [Abstract]
Profit before interest and taxation		£ 851.3	£ 783.9	[1]	£ 2,021.7	[1]
Amortisation and impairment of acquired intangible assets		84.0	97.8		195.1
Goodwill impairment					27.1
Gains on disposal of investments and subsidiaries		(189.9)	(5.9)		(129.0)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership		(0.1)	0.2		0.3
Investment write-downs		1.5			95.9
Restructuring costs		45.5	19.2		56.8
Share of exceptional losses/(gains) of associates		28.4	(13.2)		(0.8)
Headline PBIT	[2]	£ 820.7	£ 882.0	[3]	£ 2,267.1	[3]

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers and the change in income statement presentation, as described in note 2.
[2]	A reconciliation from profit before interest and taxation (PBIT) to headline PBIT is provided in note 21.
[3]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.